MUSIC INVENTORY (Tables)	6 Months Ended
Nov. 30, 2024
Inventory Disclosure [Abstract]
Schedule of music inventory

	November 30, 2024	May 31, 2024
Digital music acquired for use in operations – at cost	$22,268	$22,268
Accumulated depreciation	(21,719)	(21,533)
Music inventory – net	$549	$735